CONDENSED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2016		Dec. 31, 2015		Jan. 01, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 6.1		$ 3.0		$ 10.2
Receivables, net	126.3		148.9		116.5
Prepaid expenses	3.2		2.7		3.3
Prepaid administrative fees to managing member	0.7	[1]	0.7	[1],[2]	0.7	[2]
Due from managing member	0.8
Current portion of notes receivable - founding members	4.2	[3]	4.2	[3],[4]	4.2	[4]
Other current assets	0.4
Total current assets	141.7		159.5		134.9
NON-CURRENT ASSETS:
Property and equipment, net	27.6		25.1		22.4
Intangible assets, net	574.8		566.7		488.6
Long-term notes receivable, net of current portion - founding members	12.5	[3]	12.5	[3],[4]	16.6	[4]
Other investments	6.8		5.4		2.5
Debt issuance costs, net	2.2		2.3		15.5
Other assets	0.5		0.5		0.6
Total non-current assets	624.4		612.5		546.2
TOTAL ASSETS	766.1		772.0		681.1
CURRENT LIABILITIES:
Amounts due to founding members	12.4		35.5		34.9
Amounts due to managing member			22.9		23.6
Accrued expenses	19.8		18.9		19.0
Accrued payroll and related expenses	8.5		14.4		9.0
Accounts payable	9.4		11.2		11.5
Deferred revenue	14.3		10.2		8.5
Total current liabilities	64.4		113.1		106.5
NON-CURRENT LIABILITIES:
Long-term debt	932.4		925.4		892.0
Total non-current liabilities	932.4		925.4		892.0
Total liabilities	996.8		1,038.5		998.5
COMMITMENTS AND CONTINGENCIES
MEMBERS' EQUITY/DEFICIT	(230.7)		(266.5)		(317.4)
TOTAL LIABILITIES AND EQUITY/DEFICIT	$ 766.1		772.0		$ 681.1
Scenario, Previously Reported [Member]
NON-CURRENT ASSETS:
Debt issuance costs, net			12.9
Total non-current assets			623.1
TOTAL ASSETS			782.6
NON-CURRENT LIABILITIES:
Long-term debt			936.0
Total non-current liabilities			936.0
Total liabilities			1,049.1
TOTAL LIABILITIES AND EQUITY/DEFICIT			$ 782.6

[1]	The payments to NCM, Inc. for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[2]	The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[3]	Refer to the discussion of notes receivable from the founding members above.
[4]	Refer to discussion of Fathom sale in Note 2-Divestiture.